Accounting Policies (Components Of Accumulated Other Comprehensive Loss Net Of Noncurrent Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ 55,161,000	$ 39,501,000	$ 48,601,000
Unamortized value of terminated forward starting interest rate swap agreements	3,116,000	3,497,000	3,852,000
Cumulative noncurrent deferred tax assets	$ 58,277,000	$ 42,998,000	$ 52,453,000